Employees' Retirement Benefits (The Charges to Income for Employees' Retirement Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension Plans, Defined Benefit [Member]
Service cost	¥ 75,251	¥ 75,818	¥ 75,275
Interest cost on projected benefit obligation	43,854	46,906	49,598
Expected return on plan assets	(24,819)	(25,171)	(31,398)
Amortization of net actuarial loss	11,936	26,779	2,958
Amortization of transition obligation	169	134	138
Amortization of prior service cost	(22,279)	(22,292)	(27,607)
Total	84,112	102,174	68,964
NTT CDBP [Member]
Service cost	36,591	36,415	37,043
Interest cost on projected benefit obligation	27,866	28,084	28,419
Expected return on plan assets	(22,858)	(20,539)	(23,994)
Amortization of net actuarial loss	12,488	18,869	8,122
Amortization of prior service cost	(4,526)	(4,597)	(4,531)
Employee contributions	(3,615)	(3,605)	(3,712)
Total	¥ 45,946	¥ 54,627	¥ 41,347